NOTE 20: EQUITY (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of financial liabilities [line items]
Number of warrants exercise and shares issued | shares	50,290,026
Weighted average exercise price | $ / shares	$ 0.1056
Cash received	$ 5,313,064
Warrant liability transferred to share capital	5,376,697
Share capital	$ 10,689,762
CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.13
Warrant One
Disclosure of financial liabilities [line items]
Issue date	8-Dec-20
Number of warrants exercise and shares issued | shares	1,000,000
Weighted average exercise price | $ / shares	$ 0.0937
Cash received	$ 93,691
Warrant liability transferred to share capital	121,464
Share capital	$ 215,156
Warrant One | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.12
Warrant Two
Disclosure of financial liabilities [line items]
Issue date	8-Dec-20
Number of warrants exercise and shares issued | shares	909,090
Weighted average exercise price | $ / shares	$ 0.1249
Cash received	$ 113,565
Warrant liability transferred to share capital	97,647
Share capital	$ 211,212
Warrant Two | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Three
Disclosure of financial liabilities [line items]
Issue date	9-Dec-20
Number of warrants exercise and shares issued | shares	9,125,000
Weighted average exercise price | $ / shares	$ 0.0781
Cash received	$ 712,724
Warrant liability transferred to share capital	958,652
Share capital	$ 1,671,375
Warrant Three | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.1
Warrant Four
Disclosure of financial liabilities [line items]
Issue date	9-Dec-20
Number of warrants exercise and shares issued | shares	7,364,515
Weighted average exercise price | $ / shares	$ 0.0937
Cash received	$ 690,262
Warrant liability transferred to share capital	675,387
Share capital	$ 1,365,648
Warrant Four | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.12
Warrant Five
Disclosure of financial liabilities [line items]
Issue date	9-Dec-20
Number of warrants exercise and shares issued | shares	5,512,264
Weighted average exercise price | $ / shares	$ 0.125
Cash received	$ 688,872
Warrant liability transferred to share capital	308,191
Share capital	$ 997,063
Warrant Five | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Six
Disclosure of financial liabilities [line items]
Issue date	10-Dec-20
Number of warrants exercise and shares issued | shares	2,000,000
Weighted average exercise price | $ / shares	$ 0.0785
Cash received	$ 157,060
Warrant liability transferred to share capital	267,897
Share capital	$ 424,957
Warrant Six | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.1
Warrant Seven
Disclosure of financial liabilities [line items]
Issue date	10-Dec-20
Number of warrants exercise and shares issued | shares	4,736,634
Weighted average exercise price | $ / shares	$ 0.0942
Cash received	$ 446,361
Warrant liability transferred to share capital	607,619
Share capital	$ 1,053,980
Warrant Seven | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.12
Warrant Eight
Disclosure of financial liabilities [line items]
Issue date	10-Dec-20
Number of warrants exercise and shares issued | shares	5,828,618
Weighted average exercise price | $ / shares	$ 0.1256
Cash received	$ 732,353
Warrant liability transferred to share capital	484,975
Share capital	$ 1,217,328
Warrant Eight | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Nine
Disclosure of financial liabilities [line items]
Issue date	10-Dec-20
Number of warrants exercise and shares issued | shares	431,075
Weighted average exercise price | $ / shares	$ 0.1492
Cash received	$ 64,319
Warrant liability transferred to share capital	20,324
Share capital	$ 84,643
Warrant Nine | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.19
Warrant Ten
Disclosure of financial liabilities [line items]
Issue date	14-Dec-20
Number of warrants exercise and shares issued | shares	2,064,515
Weighted average exercise price | $ / shares	$ 0.0941
Cash received	$ 194,201
Warrant liability transferred to share capital	407,762
Share capital	$ 601,963
Warrant Ten | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.12
Warrant Eleven
Disclosure of financial liabilities [line items]
Issue date	14-Dec-20
Number of warrants exercise and shares issued | shares	2,192,728
Weighted average exercise price | $ / shares	$ 0.1254
Cash received	$ 275,015
Warrant liability transferred to share capital	367,169
Share capital	$ 642,184
Warrant Eleven | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Twelve
Disclosure of financial liabilities [line items]
Issue date	15-Dec-20
Number of warrants exercise and shares issued | shares	5,300,000
Weighted average exercise price | $ / shares	$ 0.1258
Cash received	$ 666,562
Warrant liability transferred to share capital	672,239
Share capital	$ 1,338,801
Warrant Twelve | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Thirteen
Disclosure of financial liabilities [line items]
Issue date	17-Dec-20
Number of warrants exercise and shares issued | shares	2,063,637
Weighted average exercise price | $ / shares	$ 0.1258
Cash received	$ 259,618
Warrant liability transferred to share capital	194,262
Share capital	$ 453,880
Warrant Thirteen | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Fourteen
Disclosure of financial liabilities [line items]
Issue date	22-Dec-20
Number of warrants exercise and shares issued | shares	1,700,000
Weighted average exercise price | $ / shares	$ 0.124
Cash received	$ 210,722
Warrant liability transferred to share capital	187,746
Share capital	$ 398,468
Warrant Fourteen | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16
Warrant Fifteen
Disclosure of financial liabilities [line items]
Issue date	28-Dec-20
Number of warrants exercise and shares issued | shares	61,950
Weighted average exercise price | $ / shares	$ 0.1249
Cash received	$ 7,740
Warrant liability transferred to share capital	5,364
Share capital	$ 13,104
Warrant Fifteen | CAD
Disclosure of financial liabilities [line items]
Weighted average exercise price | $ / shares	$ 0.16